UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia      February 11, 2008
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $236,042 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


		             TITLE OF	           VALUE X   PRN        SH/ PUT/ INVST  OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000)  AMT        PUT CALL DISCR  MANAGERS              SOLE     SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Axcan Pharma Inc	     COM	054923107  8,452     366,000	SH	 SOLE	01 02 03 04 05 06 07  366,000
Coeur D Alene Mines Corp     COM	192108108  27,400    5,859,711	SH	 SOLE	01 02 03 04 05 06 07  5,859,711
Disney Walt Co		     COM DISNEY	254687106  6,531     210,000	SH	 SOLE	02 03 04 05 06 07     210,000
Goodman Global Inc	     COM	38239A100  7,179     300,000	SH	 SOLE	01 02 03 04 05 06 07  300,000
Huntsman Corp		     COM	447011107  9,504     350,973	SH	 SOLE	01 02 03 04 05 06 07  350,973
Image Entmt Inc		     COM NEW	452439201  970	     200,000	SH	 SOLE	01 02 03 04 05 06 07  200,000
Ingersoll-Rand Company Ltd   CL A	G4776G101  7,764     163,800	SH	 SOLE	02 03 04 05 06 07     163,800
IPC Hldgs Ltd		     ORD	G4933P101  7,648     258,500	SH	 SOLE	02 03 04 05 06 07     258,500
iShares Silver Trust	     ISHARES	46428Q109  48,213    333,236	SH	 SOLE	01 02 03 04 05 06 07  333,236
Johnson & Johnson	     COM	478160104  6,688     106,700	SH	 SOLE	02 03 04 05 06 07     106,700
Mattel Inc		     COM	577081102  8,843     406,300	SH	 SOLE	02 03 04 05 06 07     406,300
Merck & Co Inc		     COM	589331107  2,221     54,100	SH	 SOLE	02 03 04 05 06 07     54,100
Mirant Corp New		     COM	60467R100  410	     10,531	SH	 SOLE	01 02 03 04 05 06 07  10,531
Montpelier Re Holdings Ltd   SHS	G62185106  15,732    732,400	SH	 SOLE	02 03 04 05 06 07     732,400
Navteq Corp		     COM	63936L100  31,740    425,000	SH	 SOLE	01 02 03 04 05 06 07  425,000
Odyssey Re Hldgs Corp	     COM	67612W108  2,340     77,550	SH	 SOLE	02 03 04 05 06 07     77,550
Partnerre Ltd		     COM	G6852T105  8,492     115,500	SH	 SOLE	02 03 04 05 06 07     115,500
Pfizer Inc		     COM	717081103  7,333     303,100	SH	 SOLE	02 03 04 05 06 07     303,100
Restoration Hardware Inc     COM	760981100  10,978    1,650,000	SH	 SOLE	01 02 03 04 05 06 07  1,650,000
UAP Hldg Corp		     COM	903441103  17,420    450,000	SH	 SOLE	01 02 03 04 05 06 07  450,000
Uranerz Energy Corporation   COM	91688T104  184	     200,000	SH	 SOLE	01 02 03 04 05 06 07  200,000